Commitments and contingencies - Contingencies (Details)					12 Months Ended
	Jun. 11, 2020 CNY (¥)	Jun. 11, 2020 USD ($)	May 07, 2018 CNY (¥)	May 07, 2018 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Jun. 30, 2019 USD ($)	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable						$ 5,013,117			$ 2,449,048
Amount of loan due						7,562,123			6,206,256
Chongqing Zhouyang Shipping Co., Ltd
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable										¥ 33,000,000	$ 4,600,000
Amount of loan due						$ 0			72,814
Annual interest rate						18.00%
Chongqing Haobangshou Ecommerce Co., Ltd.
Loss Contingencies [Line Items]
Amount of loan due						$ 1,415,328			$ 0
Annual interest rate						6.00%
Chongqing Haobangshou Ecommerce Co., Ltd. | Subsequent events
Loss Contingencies [Line Items]
Amount of loan due							¥ 10,000,000	$ 1,415,328
Outstanding payments for goods purchased							3,150,000	445,828
Total balance to be repaid							¥ 13,150,000	$ 1,861,156
Annual interest rate							12.00%	12.00%
Guarantees
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount						$ 248,302
Leases
Loss Contingencies [Line Items]
Loss Contingency Accrual						45,867
Breach of a supermarket equipment purchase agreement
Loss Contingencies [Line Items]
Remaining balance			¥ 1,700,000	$ 200,000
Loss contingency, damages awarded	¥ 20,000	$ 3,000
Interest rate	1.50%	1.50%
Attorney fee	¥ 20,000	$ 3,000
Property guarantee fee					¥ 5,000	700
Court fee					¥ 21,045	$ 3,000